General administrative expenses and other net operating income (expenses) - Details of share based payment (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩) yr shares		Dec. 31, 2021 KRW (₩) shares
Shares granted for the year 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2019
Type of payment		Cash-settled
Vesting period		January 1, 2019 ~ December 31, 2022
Date of payment		Jan. 01, 2023
Fair Value | ₩	[1]	12,406
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date | yr		0
Number of shares remaining		602,474		602,474
Number of shares granted	[2]	602,474		602,474
Shares granted for the year 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		Jan. 01, 2024
Fair Value | ₩	[1]	11,796
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date | yr		1
Number of shares remaining		944,343		944,343
Number of shares granted	[2]	944,343		944,343
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing loan ratio, and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
		every closing period.
Shares granted for the year 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		Jan. 01, 2025
Fair Value | ₩	[1]	11,215
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date | yr		2
Number of shares remaining		1,105,515		1,105,515
Number of shares granted	[2]	1,105,515		1,105,515
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing loan ratio, and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
		every closing period.
Shares granted for the year 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		Jan. 01, 2026
Fair Value | ₩	[1]	10,662
Valuation method		Black-Scholes Model
Expected dividend rate		5.05%
Expected maturity date | yr		3
Number of shares remaining		968,119		0
Number of shares granted		968,119	[2]	0
Information about how fair value was measured, share options granted		As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
Description of vesting requirements for share-based payment arrangement		It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing loan ratio, and job performance.
Explanation of effect of share-based payments on entity's financial position [text block]	The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
		every closing period.
Share-based payment arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | ₩		₩ 41,334		₩ 31,597
Liabilities related to key management | ₩		₩ 17,494		₩ 13,319

[1]	As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.
[2]	It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing loan ratio, and job performance.